Net Gain (Loss) On Equity Securities, Net	12 Months Ended
Dec. 31, 2022
Investments, Debt and Equity Securities [Abstract]
Net Gain (Loss) On Equity Securities, Net
14.	NET GAIN (LOSS) ON EQUITY SECURITIES, NET
Net gain (loss) on equity securities consists of the following:

	For the years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$
Unrealized gain on equity securities still held at the reporting date	3,315,475,734	45,804,034	—	—
Net realized gain (loss) on equity securities during the period	37,905,479	(58,795,556)	(9,810,585)	(1,422,402)

	3,353,381,213	(12,991,522)	(9,810,585)	(1,422,402)